Financial Instruments - Schedule of Estimated Fair Value of Partnership's Financial Instruments on Recurring Basis (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents and restricted cash (note 17a)	$ 205,188	$ 222,864	$ 260,493	$ 339,435
Vessel held for sale (note 16c)	12,300	0
Long-term debt	(1,867,668)	(1,969,776)
Obligations related to finance leases (note 5)	1,399,796	1,298,556
Carrying Amount Asset (Liability)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Advances to equity-accounted joint ventures (note 7)	131,374	131,386
Carrying Amount Asset (Liability) | Level 1 | Public
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(355,663)	(350,813)
Carrying Amount Asset (Liability) | Level 1 | Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents and restricted cash (note 17a)	205,188	222,864
Carrying Amount Asset (Liability) | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Obligations related to finance leases (note 5)	1,399,796	1,298,556
Carrying Amount Asset (Liability) | Level 2 | Non-public
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(1,512,005)	(1,618,963)
Carrying Amount Asset (Liability) | Level 2 | Recurring | Interest rate swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements – assets	0	3,341
Interest rate swap agreements – liabilities	(54,291)	(40,958)
Carrying Amount Asset (Liability) | Level 2 | Recurring | Cross-currency swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross currency swap agreements – liabilities	(31,006)	(29,122)
Carrying Amount Asset (Liability) | Level 3 | Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other derivative	0	1,061
Fair Value Asset (Liability) | Level 1 | Public
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(367,592)	(361,095)
Fair Value Asset (Liability) | Level 1 | Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents and restricted cash (note 17a)	205,188	222,864
Fair Value Asset (Liability) | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Obligations related to finance leases (note 5)	1,420,492	1,274,693
Fair Value Asset (Liability) | Level 2 | Non-public
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(1,498,723)	(1,604,106)
Fair Value Asset (Liability) | Level 2 | Recurring | Interest rate swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements – assets	0	3,341
Interest rate swap agreements – liabilities	(54,291)	(40,958)
Fair Value Asset (Liability) | Level 2 | Recurring | Cross-currency swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross currency swap agreements – liabilities	(31,006)	(29,122)
Fair Value Asset (Liability) | Level 3 | Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other derivative	$ 0	$ 1,061